Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000000291 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 10	[1]
Expense Ratio, Percent	0.20%	[1],[2]
Net Assets	$ 4,417,000,000
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000290 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$23	0.45%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 23	[3]
Expense Ratio, Percent	0.45%	[3],[4]
Net Assets	$ 4,417,000,000
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000289 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Participant Shares
Trading Symbol	DPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$28	0.56%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 28	[5]
Expense Ratio, Percent	0.56%	[5],[6]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000288 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Administrative Shares
Trading Symbol	DAGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.27%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 14	[7]
Expense Ratio, Percent	0.27%	[7],[8]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223302 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Wealth Shares
Trading Symbol	DGQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.41%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[9]
Expense Ratio, Percent	0.41%	[9],[10]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000223301 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Service Shares
Trading Symbol	DGUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$48	0.96%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 48	[11]
Expense Ratio, Percent	0.96%	[11],[12]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000243326 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	SPARK℠ Shares
Trading Symbol	SPKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$9	0.17%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 9	[13]
Expense Ratio, Percent	0.17%	[13],[14]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000233952 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Shares
Trading Symbol	DBLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD®Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[15]
Expense Ratio, Percent	0.16%	[15],[16]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000250287 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Future Shares
Trading Symbol	DBFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$24	0.47%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 24	[17]
Expense Ratio, Percent	0.47%	[17],[18]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000286 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Investor Shares
Trading Symbol	DGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 21	[19]
Expense Ratio, Percent	0.42%	[19],[20]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000287 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Institutional Shares
Trading Symbol	DGCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$8	0.16%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 8	[21]
Expense Ratio, Percent	0.16%	[21],[22]
Net Assets	$ 143,439,000,000
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$143,439	174

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000292 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.30%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 15	[23]
Expense Ratio, Percent	0.30%	[23],[24]
Net Assets	$ 4,417,000,000
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)
C000000293 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$30	0.60%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 30	[25]
Expense Ratio, Percent	0.60%	[25],[26]
Net Assets	$ 4,417,000,000
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/25 )
Fund Size (Millions)	Number of Holdings
$4,417	96

Holdings [Text Block]	Portfolio Holdings (as of 7/31/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[12]	Annualized.
[13]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[14]	Annualized.
[15]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[16]	Annualized.
[17]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[18]	Annualized.
[19]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[20]	Annualized.
[21]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[22]	Annualized.
[23]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[24]	Annualized.
[25]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[26]	Annualized.